EARNINGS (LOSS) PER SHARE ("EPS")	12 Months Ended
Mar. 31, 2021
EARNINGS (LOSS) PER SHARE ("EPS")
EARNINGS (LOSS) PER SHARE ("EPS")

Note 18– EARNINGS (LOSS) PER SHARE (“EPS”)

Basic EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	Year ended	Year ended	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
	USD	USD	USD
Numerator:
Net (loss) from continuing operation	(31,552,242)	(47,363,485)	(7,615,748)
Net (loss) income from discontinued operation	(3,274,747)	(23,834,894)	13,148,329
Net (loss) income	(34,826,989)	(71,198,379)	5,532,581

Denominator:
Weighted average number of ordinary shares outstanding-basic	48,837,977	48,757,199	48,693,162
Weighted average number of dilutive potential ordinary shares from share options	—	—	4,219,664
Weighted average number of ordinary shares outstanding-diluted	48,837,977	48,757,199	52,912,826

Basic (loss) income per common share	(0.71)	(1.46)	0.11
Diluted (loss) income per common share	(0.71)	(1.46)	0.10